UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
 11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

Item #1. Reports to Stockholders.

INDEX	Mission-Auour Risk-Managed Global Equity Fund (formerly Global Strategic Income Fund)

MISSION-AUOUR RISK-MANAGED GLOBAL
EQUITY FUND

(formerly Global Strategic Income Fund)

Annual Report to Shareholders

For the Year Ended
December 31, 2017

February 2018

Dear Shareholder of the Mission-Auour Risk-Managed Global Equity Fund:

For the year ended December 31, 2017, the Mission-Auour Risk-Managed Global Equity Fund’s, formerly Global Strategic Income Fund, (the “Fund”) A Class returned 12.82%. The MSCI All CountryWorld Index returned 20.11%.

Given that this is the inaugural letter after the recent proxy we will highlight the changes in the Mission-Auour Risk-Managed Global Equity Fund structure, strategy and how we believe the Fund is positioned advantageously for the future given current market and economic outlook. The key revisions of the Fund’s strategy and management style is the most compelling change that shareholders shall enjoy notwithstanding the dramatic decrease in cost. As you read through this material we invite you to consider where the Fund fits in your overall investment portfolio and whether adding to your current position is merited.

It was a great honor that Mission Institutional Advisors LLC (“Mission”) was offered to take over as the Fund’s investment adviser. While the Fund previously performed reasonably well and had a very long track record, Mission found that the Fund’s portfolio management style drifted to more esoteric securities in search of return. There was not a cohesive mandate for implementing a strategy that differentiated the Fund from other offerings in the marketplace. Furthermore, the expense structure had become very high relative to where the current market for mutual funds is. We believe the combination of the unfocused strategy and the high level of expense had resulted in the decline in Fund assets. At the same time, this set of circumstances also presented a fantastic opportunity to refine the strategy, adjust costs and get the Fund moving in the right direction.

Our first call was to the members of Auour Investments LLC (“Auour”) to join us in the makeover of the Fund. Mission’s familiarity with the principals of Auour, the Auour strategy and their desire to augment their third party management services made them a natural fit. Mission worked with Auour and World Funds Trust to arrive at a new cost structure for the Fund. The result was up to a 50% reduction in the cost structure of the Fund for the current shareholders. While the cost reduction may be the most obvious improvement, the most substantial benefit was the new Auour strategy. Auour employs quantitative analysis of the overall market to arrive at indicators of market risk. In periods of greater market risk the focus shifts to capital preservation by utilizing a time honored method of increasing the cash as a percentage of assets invested. The basic objective of the Fund is to capture 90% of the return in an up-market as we have seen over recent years and to capture only 50% of a downward move in the markets. The existing shareholders clearly saw the benefits of the new structure and strategy. The proxy was approved with over a 70% approval vote and a mid-eighties percentage approval excluding shares that were voted abstain. We feel that the extremely small selling of Fund shares in the proxy process was a clear indication that existing shareholders were excited by the prospects of the Fund. Mission can only humbly thank all of you for sticking with the process of changing your Fund. And now the real work of justifying your faith begins.

The key to the future of the Fund is the Auour strategy. The Auour strategies primarily use Exchange Traded Funds (“ETF”s). Auour has five primary investment strategies in its third party management business: (i) Global Equity Levered, (ii) Global Equity, (iii) Global Balanced, (iv) Multi-Asset Income, and (v) Global Fixed Income. All Instinct StrategiesTM seek to minimize extreme downside losses through flexible investment management while participating in market upswings. The Mission-Auour Risk- Managed Global Equity Fund is based on (ii) Global Equity strategy.

The Auour strategies all utilize the Auour Regime Model (“ARMTM”) that measures Auour’s assessment of the market risk profile. This model, which blends fundamental investment principles with quantitative risk measurements, determines the risk regime of the investment markets (aggressive, growth, moderate, conservative, risk off). The investment philosophy focuses on the three facets of investing that have shown to drive performance: market participation, asset allocation, and total cost minimization. The Fund will concentrate on determining the risk regime of the overall market and allocating the assets of the strategy accordingly. At the foundation of the process is a rigorous investment approach that blends fundamental investment principles with mathematics. In times of expected market duress, the intent is to delink from market movements through the use of increasing cash allocations. The differentiating factor of the Fund’s investment approach is the segmentation of the market into nine different risk regimes using ARMTM that can generally be grouped into four categories: Valuation, Asset Interaction, Credit Market Behavior and Momentum. Based upon the risk regime calculated by ARMTM, the allocation of assets and how the portfolio is positioned is determined. In more aggressive risk environments Auour seeks to maximize return potential, while in lower risk environments Auour’s focus shifts to capital preservation.

In consideration of the environment that the Fund now faces, it could not have arrived on the scene at a better time. Over the recent past, the market trend has been upward with little interruption. Certainly there have been short periods of market pull backs, but relative to the timing of most historical market cycles, this bull market has some seriously long horns. Most strategies force the investor to choose when they decide to go bearish. The problem is when an upward market still has legs, those that went bearish will lose out on return. Conversely, if the investor tries to wait to the end of the bull and gets caught in the correction, some of the returns realized are forfeited. The Fund offers a solution to this dilemma by leaving the decision to change the outlook of the Fund to a professional money manager whose primary influence is the market statistics that tip the hand of the coming market. The Auour strategy will leave the investors in the Fund looking very astute as others bemoan a correction in the market.

Once the Fund establishes itself and starts to see the asset value increase, Mission and Auour plan to eventually bring the other four Auour strategies into the mutual fund world. The additional strategies will make these funds attractive to a wider investor type – whether its retirement accounts, emphasis on income or emphasis on growth. For now, Mission and Auour both can only emphasize how grateful and flattered we are in your continued support by continuing to hold the Fund. We look forward to the journey before us all and invite your inquiries any time along the way.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2017

	Number	Fair
Security Description	of Shares	Value

EXCHANGE TRADED FUNDS – 97.43%

EMERGING MARKETS – 6.30%
Vanguard FTSE Emerging Markets ETF	17,171	$788,321

GOVERNMENT – 1.47%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,017	184,354

INTERNATIONAL – 32.81%
iShares MSCI EAFE Growth ETF	15,334	1,238,067
iShares MSCI EAFE Value ETF	22,079	1,218,871
Vanguard FTSE Developed Markets ETF	36,822	1,651,835

		4,108,773

LARGE CAP – 44.91%
iShares Russell 1000 ETF	10,850	1,612,418
iShares Russell 1000 Growth ETF	5,870	790,572
iShares Russell 1000 Value ETF	6,415	797,641
SPDR Portfolio Large Cap ETF	20,250	634,028
SPDR S&P 500 ETF	6,700	1,787,962

		5,622,621

MID CAP – 8.13%
iShares Russell Mid-Cap Growth ETF	4,220	509,101
iShares Russell Mid-Cap Value ETF	5,700	508,155

		1,017,256

SMALL CAP – 3.81%
iShares Russell 2000 Growth ETF	1,275	238,042
iShares Russell 2000 Value ETF	1,900	238,925

		476,967

TOTAL EXCHANGE TRADED FUNDS – 97.43%		12,198,292

(Cost: $11,936,219)

MONEY MARKET – 2.02%
Federated Government Obligations Fund,
Institutional Class 1.16%*	252,910	252,910

(Cost: $252,910)

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
December 31, 2017

	Number	Fair
Security Description	of Shares	Value

TOTAL INVESTMENTS – 99.45%
(Cost: $12,189,219)	99.45%	$12,451,202
Other assets, net of liabitlies - 0.55%	0.55%	69,124

NET ASSETS – 100.00%	100.00%	$12,520,326

*Effective 7 day yield as of December 31, 2017

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017

ASSETS
Investments at fair value (identified cost of $12,189,129)	$12,451,202
Cash	1,699
Foreign currency at fair value (cost of $25,547)	25,696
Dividends receivable	9,054
Interest receivable	37
Tax reclaim receivable at fair value (cost of $39,867)	37,355
Prepaid expenses	14,512

TOTAL ASSETS	12,539,555

LIABILITIES
Liabilities due from custody account	6
Accrued 12b-1 fees	1,958
Accrued administration, transfer agent and accounting fees	5,367
Accrued proxy fees	11,332
Other accrued expenses	566

TOTAL LIABILITIES	19,229

NET ASSETS	$12,520,326

Net Assets Consist of :
Paid-in-capital applicable to 473,586 no par value shares of beneficial interest outstanding; unlimited shares authorized	11,836,674
Accumulated net realized gain (loss) on investments and foreign currency currency transactions	423,942
Net unrealized appreciation (depreciation) of investments and foreign currency	259,710

Net Assets	$12,520,326

NET ASSET VALUE PER SHARE
Class A Shares:
Net Assets	$12,520,326
Shares Outstanding (Unlimited number of shares authorized without par value)	473,586
Net Asset Value, Offering and Redemption Price Per Share	$26.44

Maximum Offering Price Per Share*	$28.05

*Includes maximum offering price with sales charge of 5.75%

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2017

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $30,481 )	$417,473
Interest	4,138

Total investment income	421,611

EXPENSES
Investment management fees (Note 2)	148,917
Rule 12b-1 and servicing fees (Note 2)
Class A	31,818
Class C	1,690
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	33,183
Custody fees	23,645
Transfer agent fees (Note 2)	36,439
Professional fees	44,007
Filing and registration fees	17,500
Trustees fees	8,883
Compliance fees	7,000
Shareholder reports	18,360
Shareholder services (Note 2)
Class A	7,469
Class C	367
Proxy fees	115,000
Other	22,586

Total expenses	546,864
Management fee waivers (Note 2)	(77,210)

Net expenses	469,654

Net investment income (loss)	(48,043)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	1,428,857
Net realized gain (loss) on call options written	22,853
Net realized gain (loss) on foreign currency transactions	(1,934)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	123,379
Net increase (decrease) in unrealized appreciation (depreciation) of call options written	24,346
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	4,987

Net realized gain (loss) on investments and foreign currencies and related transactions	1,602,488

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,554,445

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31, 2017	December 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(48,043)	$54,497
Net realized gain (loss) on investments, call options written and foreign currency transactions	1,449,776	86,133
Net increase (decrease) in unrealized appreciation (depreciation) of investments, call options written and foreign currencies	152,712	(719,107)

Increase (decrease) in net assets from operations	1,554,445	(578,477)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(55,417)	–
Class C	–	–

Decrease in net assets from distributions	(55,417)	–

CAPITAL STOCK TRANSACTIONS (See Note 5)**
Shares sold
Class A	245,681	42,919
Class C	2,500	–
Distributions reinvested
Class A	52,151	–
Class C	–	–
Shares redeemed
Class A	(1,987,978)	(1,930,781)
Class C	(219,281)	(128,222)

Increase (decrease) in net assets from capital stock transactions	(1,906,927)	(2,016,084)

NET ASSETS
Increase (decrease) during year	(407,899)	(2,594,561)
Beginning of year	12,928,225	15,522,786

End of year*	$12,520,326	$12,928,225

*Includes undistributed net investment income (loss) of:	$–	$55,411

**On October 27, 2017, all outstanding C Class shares were exchanged into A Class shares. After the exchange, the C Class ceased to exist.

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class A Shares(1)

	Years ended December 31,

	2017	2016	2015		2014	2013

Net asset value, beginning of year	$23.54	$24.49	$23.30		$24.66	$22.07

Investment activities
Net investment income (loss)	(0.10)	0.10	(0.03)		(0.15)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.12	(1.05)	1.22		(1.21)	2.70

Total from investment activities	3.02	(0.95)	1.19		(1.36)	2.59

Distributions
Net investment income	(0.12)	–	–		–	–

Net asset value, end of year	$26.44	$23.54	$24.49		$23.30	$24.66

Total Return(2)	12.82%	(3.88% )	5.11%		(5.52% )	11.74%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.24%	3.50%	3.88%		3.48%	2.96%
Expenses, excluding proxy costs and before management fee waivers and reimbursements	3.34%	3.50%	3.88%		3.48%	2.96%
Expenses, net of management fee waivers and reimbursements	3.64%	2.75%	2.75%		2.75%	2.75%
Expenses, excluding proxy costs and net of management fee waivers and reimbursements	2.75%	2.75%	2.75%		2.75%	2.75%
Net investment income (loss)	(0.39% )	0.40%	(0.14%	)	(0.61% )	(0.45%	)
Portfolio turnover rate	154.69%	35.44%	72.64%		40.57%	61.21%
Net assets, end of year (000’s)	$12,520	$12,732	$15,187		$17,572	$23,076

(1)	Per share amounts calculated using the average shares outstanding throughout the year.
(2)	Total return does not reflect applicable sales charges.

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), which prior to December 28, 2017, was designated as the Global Strategic Income Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. On November 7, 2017, the Board of Trustees of the Trust appointed a new investment adviser and sub-adviser and approved revisions to the Fund’s strategies. The Fund maintains its financial statements, information and performance history. On October 27, 2017, all outstanding C Class shares were exchanged into A Class shares. After the exchange, the C Class ceased to exist. As of December 31, 2017, the Fund offered A, Investor, Institutional and Class Z shares.

The objective of the Fund is to seek long term capital appreciation through exposure to global equity markets.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$12,198,292	$–	$–	$12,198,292
Money Market Funds	252,910	–	–	252,910

	$12,451,202	$–	$–	$12,451,202

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the year ended December 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2017.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2017, such reclassifications reduced paid-in-capital and net investment loss by $48,049.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers A Class shares which include a maximum front-end sales charge of 5.75%. A Class shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Investor, Institutional and Z Class shares. As of December 31, 2017 there were no Investor, Institutional or Class Z shares outstanding.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

As of December 31, 2017 the Fund held no derivative instruments.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended December 31, 2017 is as follows:

Change in
Unrealized
Derivatives		Realized	Appreciation
not		Gain (Loss) on	(Depreciation) on
Designated as		Derivatives	Derivatives
Hedging	Statement of	Recognized	Recognized in
Instruments	Operations Location	in Income*	Income**

Equity Contracts	Net realized gain (loss) on call options written	$22,853	$ –

	Net increase (decrease) in unrealized appreciation (depreciation) of call options written	$ –	$24,346

*	Statement of Operations location: Net realized gain (loss) on call options written.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) of call options written.

The previously disclosed derivative instruments outstanding as of December 31, 2017 and their effect on the Statement of Operations for the year ending December 31, 2017 serve as indicators of the volume for financial derivative activity for the Fund. The following indicates the average volume for the year:
Average notional value of:
Written Options $67,489

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 7, 2017, pursuant to an Investment Advisory Agreement, Mission Institutional Advisors, LLC, dba Mission Funds Advisors (“MFA”), provides investment advisory services for an annual fee of 0.60%. MFA has entered into a Sub-Advisory Agreement with Auour Investment LLC (“AI”). MFA analyzes economic and market trends, periodically assesses the Fund’s investments policies and recommends changes regarding the policies to the Board where appropriate. MFA evaluates the performance of AI in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, AI is responsible for the day-to-day decision making with respect to the Fund’s investment program. AI, with MFA’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, MFA pays AI at the annualized rate of 0.45% of the net assets in the Fund. AI’s fee for sub-advisory services is paid by MFA and not by the Fund. Prior to November 7, 2017, Commonwealth Capital Management, LLC (“CCM”) provided investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM had entered into a Sub-Advisory Agreement with Shikiar Asset Management, Inc. (“SAM”). CCM paid SAM at the annualized rate of 0.55% for net assets in the Fund of up to $50 million and 0.50% on net assets greater than $50 million. SAM’s fee for sub-advisory services was paid by CCM and not the Fund.

MFA and CCM received, waived and reimbursed expenses for the year ended December 31, 2017 as follows:

	Management	Management	Expenses
	Fee Earned	Fee Waived	Reimbursed

MFA	$11,342	$–	$–
CCM	137,575	77,210	–

On December 29, 2017, MFA entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expenses on short sales), to an annual rate of 1.20% of the Investor, A and Institutional Class shares of the Fund and 1.12% of the Z Class shares of the Fund’s average daily net assets. MFA may not terminate this expense limitation agreement prior to April 30, 2019. CCM had agreed to limit the total expenses of the Fund (with the same exclusions as noted above) to 2.50% for the period January 1, 2017 to April 30, 2017 and to 2.35% for the period May 1, 2017 to November 6, 2017. There was no expense limitation agreement in place for the period November 7, 2017 to December 28, 2017. The total amount of reimbursement recoverable by MFA is the sum of all fees previously waived or reimbursed by MFA to the Fund during the previous three (3) years less any reimbursements previously paid. Each waiver or reimbursement of an expense the by MFA is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. As of December 31, 2017 there were no such recoverable expenses by MFA or CCM.

The Fund has adopted Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to it’s a Class shares in consideration for distribution services and the assumption of

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of A Class shares.

The Fund has adopted a Distribution Plan (the “C Class Plan”) for C Class Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the year ended December 31, 2017, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred
A Class	12b-1	$31,818
A Class	Shareholder Servicing	7,469
C Class	12b-1	1,690
C Class	Shareholder Servicing	367

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 1.00% for certain Fund share redemptions occurring within one year of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended December 31, 2017, FDCC received $244 of such fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As of November 7, 2017 they also acted as the accounting agent. Prior to November 7, 2017, accounting services were provided by an unrelated third party service provider. For the year ended December 31, 2017, the following fees were earned by CFS:

Administration	Transfer Agent	Pricing Agent
$30,000	$36,439	$2,917

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

Certain officers of the Trust are also officers of CFS and FDCC. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the year ended December 31, 2017, were as follows:

Purchases	Sales

$17,988,171	$19,448,986

The above amounts do not include the following:

Premiums from Options Written	Written Options Bought Back
$135,008	$146,116

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2017 and the year ended December 31, 2016 were as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016

Distributions paid from:
Ordinary Income	$55,417	$–

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$22,594
Accumulated net realized gain (loss) of investments	401,348
Net unrealized appreciation (depreciation) of investments, options written, and foreign currency	259,710

$683,652

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. During the year ended December 31, 2017, the Fund utilized $881,483 of its capital loss carryforward.

As of December 31, 2017, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Total Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$12,189,129	$262,708	$(635)	$262,073

For tax purposes the Fund had a current year post October currency loss of $3. This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2018.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	The year ended December 31, 2017 (unaudited)

	Class A Shares	Class C Shares

Shares sold	9,435	112
Shares reinvested	1,979	–
Shares redeemed	(78,593)	(9,323)

Net increase (decrease)	(67,179)	(9,211)

	Year ended December 31, 2016

	Class A Shares	Class C Shares

Shares sold	1,794	–
Shares reinvested	–	–
Shares redeemed	(81,132)	(5,843)

Net increase (decrease)	(79,338)	(5,843)

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2017

NOTE 6 – SPECIAL MEETING OF THE SHAREHOLDERS

A Special Meeting of the Shareholders of the Global Strategic Income Fund, a series of WFT was held on December 28, 2017 for the purpose of considering the approval of the proposals which are as follows:

1.	Approval of a new investment advisory agreement between the Trust and Mission Institutional Advisors, LLC d/b/a Mission Fund Advisors on behalf of the Fund;
2.	Approval of a new investment sub-advisory agreement between Mission Institutional Advisors, LLC d/b/a Mission Fund Advisors and Auour Investments, LLC on behalf of the Fund; and

3.	Approval of a revision to the investment objective of the Fund and to make the investment objective non-fundamental.

The results of the proxy follow:

Proposal	Voted for	Voted against	Abstained
1	192,284	17,542	57,211
2	189,710	20,116	57,211
3	187,880	20,953	58,205

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the Shareholders of Mission-Auour Risk-Managed Global Equity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Mission- Auour Risk-Managed Global Equity Fund (formerly known as Global Strategic Income Fund) (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
March 1, 2018

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

Name Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	52	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	52	None
Theo H. Pitt, Jr. (81) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	52	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES

Name Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David A. Bogaert (54) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (63) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present:	N/A	N/A
Holly B. Giangiulio (56) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT AND NEW SUB-AVISORY AGREEMENT

At a meeting held on September 20, 2017, the Board reviewed and discussed the approval of the New Advisory Agreement between the Trust and Mission and the new investment sub-advisory agreement between Mission and Auour (the “New Sub-Advisory Agreement”). The Board also convened to reconsider the Sub- Advisory Agreement on October 5, 2017. At those meetings, legal counsel to the Trust (“Counsel”) noted that the 1940 Act requires the approval of these types of agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board reflected on its discussions regarding the proposed New Advisory Agreement, New Sub-Advisory Agreement, the proposed expense limitation arrangements and the anticipated manner in which the Fund would be managed with representatives of Mission and Auour. Counsel referred to the materials that had been provided in connection with the approval of the New Advisory Agreement and New Sub-Advisory Agreement for the Fund, and Counsel reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of each of the New Advisory Agreement and New Sub-Advisory Agreement (collectively, the “Agreements” for purposes of this section of the proxy solely).

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Fund, including information presented to the Board by representatives from Mission and Auour. The Board requested and/or was provided with information and reports relevant to the approval of the Agreements, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by management of Mission and

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Auour addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of each of Mission and Auour; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Mission and Auour, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated expenses for the Fund, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information; (iii) the anticipated effect of size on the Fund’s performance and expenses; (iv) benefits to be realized by Mission and Auour from their respective relationships with the Trust and the Fund; and (v) information about the contemplated on-going relationship between Mission and Auour.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Mission and Auour.

In this regard, the Board considered the responsibilities of Mission and Auour under their respective Agreements. The Board reviewed the services to be provided by each of Mission and Auour including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the anticipated coordination of services for the Fund among the service providers, and the anticipated efforts of Mission and Auour to promote the Fund and grow assets. The Board considered: Mission and Auour’s staffing, personnel, and methods of operating; the education and experience of its personnel, and their compliance programs, policies and procedures. The Board considered that while Mission was a newly formed entity and that it had no experience managing a mutual fund or supervising a sub-adviser to a mutual fund, its personnel had significant experience in the asset management industry and were capable of overseeing Auour. The Board also considered the financial condition of Mission and Auour. The Board considered the measures that Mission and Auour had put in place to ensure compliance with applicable law and regulations, including specifically those governing conflicts in regard to Auour’s management of separate accounts. The Board considered the methods to be utilized by Mission in supervising Auour as a sub-adviser to the Fund. The Board also considered the on-going relationship contemplated between and Mission and Auour and the affiliated relationships of Mission, including the compliance consulting service and the resources that could be leveraged from those affiliations to supplement the services

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

to be provided by Mission to the Fund. After reviewing the foregoing and further information from Mission and Auour, and notwithstanding the limited operating experience of Mission, the Board concluded that the quality, extent, and nature of the services to be provided by each of Mission and Auour under the Agreements were adequate for the Fund.

Investment Performance of the Fund.

The Board noted that neither Mission nor Auour had commenced managing the Fund and therefore a consideration of the Fund’s performance was not relevant to this factor. It was also noted that Mission did not manage any separate accounts and it was not anticipated that Mission would ever have any separate account clients. It was noted that the Trust has approved revising the investment objective and principal investment strategies of the Fund. It was also noted that Auour has separate account clients that were managed with strategies that are substantially similar (i.e., the Instinct Global Equity composite (the “Composite”)) to the revised strategies approved by the Board for the Fund. In this regard, the Board reviewed the Composite performance returns noting recent underperformance from that Composite’s benchmark, but it also noted the rationale for such underperformance provided by Auour, including that the underperformance related to a less-than-benchmark weight in international, both developed and emerging markets, which performed well relative to the U.S. markets. The Board noted that the Composite had out-performed the benchmark on a 3-year annualized basis. Based on the foregoing, the Board concluded that Auour’s performance as reflected in the Composite performance was satisfactory.

The costs of services to be provided and profits to be realized by Mission and Auour from the relationship with the Fund.

In this regard, the Board considered: the financial condition of Mission and Auour and the level of commitment to the Fund by Mission’s principals and the expenses of the Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted representations from each of Mission and Auour as to assets that needed to be under management in the Fund in order for each adviser to become profitable. The Board noted that the proposed advisory fee for the Fund was substantially less than that currently in effect for the Fund under its current investment mandate and with its current adviser and sub-adviser. The Board noted that the reduced fee would potentially make the Fund very competitive with its peers. The Board noted that the overall expense cap for the Fund was set at 1.20%, which would place the Fund in the top quartile of the Tactical Allocation category of Morningstar - the peer group the Fund is expected to be in following the change to its investment strategy. The Board noted that this expense cap was also substantially lower than had been in place previously. The Board determined that the advisory and sub-advisory fees were within an acceptable range, which is below its peer group median, in light of the services to be rendered by each of Mission and Auour. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Mission (who in turn would pay Auour) were fair and reasonable.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Mission. The Board noted that the advisory fee does not include a breakpoint but that the effect of the expense limitation agreement to be entered into for the Fund would have the effect of capping the expenses at a certain level. The Board noted, and indicated that it was influential that Mission indicated that it currently intended to keep the expense cap in place for the foreseeable future. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with Mission was fair and reasonable in relation to the nature and quality of the services to be provided by Mission and Auour.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Codes of Ethics and other relevant policies described in each of Auour’s Form ADV and compliance policies and procedures and Mission’s policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for Mission and Auour in managing the Fund and, in particular, noted that Auour may benefit by being able to place accounts beneath its separate account minimum into the Fund, thus potentially adding to overall Fund assets. The Board noted that Mission represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board noted policies in place to avoid conflicts of interest inherent in Auour’s management of other separate accounts with similar objective and strategies. The Board took into consideration the affiliations of Mission and considered the potential for conflicts of interest. Following further consideration and discussion, the Board indicated that Mission and Auour’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Mission and Auour from managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board members, the Board determined that the compensation payable under the New Advisory Agreement and the New Sub-Advisory Agreement, as proposed, was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve each of those Agreements for an initial two-year term.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares or deferred sales charges or redemption fees on certain redemptions made within 1 year of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2017 and held for the six months ended December 31, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/17)
Class A Actual	$1,000	$1,037.00	3.64%	$18.69
Class A Hypothetical**	$1,000	$1,006.80	3.64%	$18.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.
**	5% return before expenses

Investment Adviser:
Mission Institutional Advisors, LLC
2651 North Harwood Street, Suite 525
Dallas, Texas 75201

Investment Sub-Adviser:
Auour Investments, LLC
162 Main St., Suite 2
Wenham, MA 01984

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.        CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,250 for 2017 and $18,250 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2017 and $3,000 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Global Strategic Income Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.      CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 12, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: March 12, 2018

* Print the name and title of each signing officer under his or her signature.